Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Raw materials and components		$ 42,046	$ 29,857
Work in progress		1,490
Finished products	[1]	46,044	33,160
Inventories		$ 89,580	$ 63,017

[1]	Includes amounts of $556 and $654 as of June 30, 2022 and December 31, 2021, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.